Revenue - Schedule of Remaining Performance Obligations (Details)	Dec. 31, 2024 USD ($)
Estimated remaining performance obligation	$ 508,000
Year 2025
Estimated remaining performance obligation	484,000
Year 2026
Estimated remaining performance obligation	$ 24,000